Annual Total Returns[BarChart] - INVESCO Global Core Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.15%)	13.22%	22.28%	0.38%	(2.16%)	6.70%	22.83%	(14.90%)	24.53%	12.63%